RELATED PARTY BALANCES AND TRANSACTIONS (Details) ¥ in Thousands, $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2020 CNY (¥)	Mar. 31, 2021 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Mar. 31, 2021 USD ($)
RELATED PARTY BALANCES AND TRANSACTIONS
Amounts due from related parties	¥ 28,070	¥ 129,383			$ 19,748
Inventory leads sold to the related party		10,869
Service provided by the related parties	23,520	89,843	¥ 47,054	¥ 1,391
58.com
RELATED PARTY BALANCES AND TRANSACTIONS
Inventory leads sold to the related party		10,869
Service provided by the related parties	23,520	89,843	¥ 47,054
Gain from the divestiture of 2B business		735,956
58.com | Prepaid Advertising Expenses [Member]
RELATED PARTY BALANCES AND TRANSACTIONS
Amounts due from related parties	¥ 28,070
58.com | Consideration Receivables
RELATED PARTY BALANCES AND TRANSACTIONS
Amounts due from related parties		129,383
58.com | Unpaid Advertising Expenses [Member]
RELATED PARTY BALANCES AND TRANSACTIONS
Amounts due to related parties		¥ 69,434
Baidu
RELATED PARTY BALANCES AND TRANSACTIONS
Service provided by the related parties				¥ 1,391